AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 95.1%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $3,268,649)	344,560	$3,814,276
Short-Term Investment — 1.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $55,744)	55,744	55,744

TOTAL INVESTMENTS—96.5% (cost $3,324,393)(wa)		3,870,020

Other assets in excess of liabilities(z) — 3.5%		140,752

Net Assets — 100.0%		$4,010,772

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
33	5 Year U.S. Treasury Notes	Dec. 2025	$3,603,445	$2,316
Short Positions:
5	2 Year U.S. Treasury Notes	Dec. 2025	1,041,992	(1,045)
3	3 Year U.S. Treasury Notes	Dec. 2025	638,250	284
4	10 Year U.S. Treasury Notes	Dec. 2025	450,000	(1,318)
3	10 Year U.S. Ultra Treasury Notes	Dec. 2025	345,235	(3,527)
5	20 Year U.S. Treasury Bonds	Dec. 2025	582,969	(12,445)
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	240,125	(7,175)
				(25,226)
				$(22,910)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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